Fair Value Measurements (Schedule Of Financial Instruments) (Details) (USD $)	Jan. 31, 2012		Jan. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 209,200,000		$ 258,943,000
Derivative assets	978,000		88,000
Derivative liabilities	530,000		1,886,000
Contingent consideration liability for business combination	38,646,000		3,686,000
Financial liabilities	39,176,000		5,572,000
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	207,950,000	[1]	186,414,000	[1]
Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	272,000		72,441,000
Commercial Paper And Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	205,800,000		153,000,000
Restricted cash and bank deposits	2,100,000		33,400,000
Quoted Prices To Active Markets For Identical Instruments (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	207,950,000		186,414,000
Derivative assets	0		0
Derivative liabilities	0		0
Contingent consideration liability for business combination	0		0
Financial liabilities	0		0
Quoted Prices To Active Markets For Identical Instruments (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	207,950,000	[1]	186,414,000	[1]
Quoted Prices To Active Markets For Identical Instruments (Level 1) [Member] | Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0		0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	978,000		88,000
Derivative assets	978,000		88,000
Derivative liabilities	530,000		1,886,000
Contingent consideration liability for business combination	0		0
Financial liabilities	530,000		1,886,000
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0	[1]	0	[1]
Significant Other Observable Inputs (Level 2) [Member] | Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0		0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	272,000		72,441,000
Derivative assets	0		0
Derivative liabilities	0		0
Contingent consideration liability for business combination	38,646,000		3,686,000
Financial liabilities	38,646,000		3,686,000
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0	[1]	0	[1]
Significant Unobservable Inputs (Level 3) [Member] | Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 272,000		$ 72,441,000

[1]	As of January 31, 2012, $205.8 million of money market funds were classified in “Cash and cash equivalents” and $2.1 million were classified in “Restricted cash and bank time deposits” within the consolidated balance sheets. As of January 31, 2011, $153.0 million of money market funds were classified in “Cash and cash equivalents” and $33.4 million of money market funds were classified in “Restricted cash and bank time deposits” within the consolidated balance sheets.